Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of Inventories

	At December 31,
	2017	2018	2019
	(in thousands)
Components	$2,964	$4,242	$2,645
Finished goods	5,035	4,502	4,702
Total inventories at cost	$7,999	$8,744	$7,347
Depreciation of components	$30	$—	$2
Depreciation of finished goods	593	501	681
Total depreciation	$623	$501	$683
Components, net	$2,934	$4,242	$2,643
Finished goods, at the lower of cost and net realizable value	4,442	4,001	4,021
Total net inventories	$7,376	$8,243	$6,664